Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
NET INCOME	$ 5,287	$ 5,947	$ 5,383
OTHER COMPREHENSIVE INCOME (LOSS):
Translation adjustments	(237)	(314)	362
TOTAL COMPREHENSIVE INCOME	$ 5,050	$ 5,633	$ 5,745